Fees Summary	Jan. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,000,000,000
Previously Paid Amount	0
Total Fee Amount	459,300
Total Offset Amount	0
Net Fee	459,300
Narrative - Max Aggregate Offering Price	$ 3,000,000,000
Final Prospectus	true